                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21122

                        Clarion Value Fund Master, LLC
              (Exact name of registrant as specified in charter)

                      230 Park Avenue, New York, NY 10169
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                        Clarion Value Fund Master, LLC
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

   Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

                                                                                           Principal
                                                                                            Amount            Value
                                                                                          ------------ ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (87.16%)
CS First Boston Mortgage Securities Corp........................ 6.000% due 07/15/2035(a) $ 19,196,000 $ 17,914,027(d)
Bank of America-First Union National Bank Commercial Mortgage,
  Inc........................................................... 6.250% due 04/11/2037(a)   12,300,000   11,740,165(d)
Washington Mutual Pass Through Certificates..................... 5.884% due 08/25/2046      10,000,000   10,012,790
GE Capital Commercial Mortgage Corp............................. 3.915% due 11/10/2038      10,040,000   10,011,075
Commercial Mortgage Pass-Through Certificates................... 5.168% due 06/10/2044      10,000,000    9,987,170
Chase Commercial Mortgage Securities Corp....................... 6.390% due 11/18/2030(a)   10,000,000    9,857,970(d)
Banc of America Commercial Mortgage, Inc........................ 6.721% due 06/11/2035(a)    9,054,108    9,243,792
Citigroup/ Deutsche Bank Commercial Mortgage Trust.............. 5.225% due 07/15/2044       8,994,000    8,973,296
LB UBS Commercial Mortgage Trust................................ 5.077% due 07/15/2037(a)   11,052,000    8,563,146(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.399% due 05/15/2045       8,500,000    8,404,103(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.037% due 11/15/2035(a)   10,596,000    8,112,803(d)
DLJ Commercial Mortgage Corp.................................... 5.750% due 03/10/2032(a)    8,200,000    8,066,930(d)
CS First Boston Mortgage Securities Corp........................ 4.947% due 12/15/2040(a)   13,023,000    7,263,871
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.875% due 04/15/2045       7,000,000    7,204,820(d)
GS Mortgage Securities Corp. II................................. 5.232% due 04/10/2038(a)   15,005,000    7,102,422(d)
Wachovia Bank Commercial Mortgage Trust......................... 4.932% due 04/15/2035(a)    8,918,000    7,067,711(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.335% due 08/12/2037       7,000,000    7,042,000
Morgan Stanley Capital I........................................ 5.633% due 04/12/2049       9,982,000    6,891,603(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.436% due 10/15/2017(a)    7,430,000    6,688,424(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.056% due 07/12/2035(a)    9,507,000    6,237,466(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.448% due 07/15/2041(a)    7,631,000    6,215,076(d)
DLJ Commercial Mortgage Corp.................................... 6.410% due 02/18/2031(a)   10,200,000    5,978,725(c)
Banc of America Commercial Mortgage, Inc........................ 5.313% due 11/10/2041(a)    8,033,500    5,955,563(d)
Banc of America Commercial Mortgage, Inc........................ 0.608% due 02/10/2051(a)  216,753,688    5,843,896(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.827% due 12/15/2043(a)   12,500,000    5,825,725(d)
GE Capital Commercial Mortgage Corp............................. 5.793% due 12/10/2049(a)   10,535,000    5,429,908(d)
Ansonia CDO Ltd................................................. 5.939% due 10/25/2056(a)    8,750,000    5,340,099(c) ,(d)
Banc of America Commercial Mortgage, Inc........................ 5.155% due 07/10/2045       5,100,000    5,208,324
CS First Boston Mortgage Securities Corp........................ 5.226% due 12/15/2036(a)    7,767,000    5,102,469(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 6.059% due 02/15/2051       6,000,000    5,088,294(d)
Commercial Mortgage Acceptance Corp............................. 5.440% due 09/15/2030(a)    5,000,000    4,995,845(d)
CS First Boston Mortgage Securities Corp........................ 6.294% due 12/15/2035(a)    5,200,000    4,867,361(d)
GE Capital Commercial Mortgage Corp............................. 5.334% due 11/10/2045       5,481,000    4,728,387(d)
Credit Suisse Mortgage Capital Certificates..................... 5.192% due 01/15/2049(a)   11,739,000    4,641,900(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 6.150% due 11/15/2035(a)    4,954,500    4,640,494
Credit Suisse Mortgage Capital Certificates..................... 5.811% due 09/15/2039(a)    9,000,000    4,569,246(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.015% due 01/15/2038(a)    6,513,000    4,526,248(d)
Ansonia CDO Ltd................................................. 5.439% due 10/25/2056(a)    6,250,000    4,304,762(c) ,(d)
GS Mortgage Securities Corp. II................................. 5.572% due 12/20/2049(a)    5,000,000    4,303,020(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.358% due 10/15/2035(a)    5,189,000    4,088,885(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.626% due 10/12/2035(a)    4,469,750    4,044,654(d)
GE Capital Commercial Mortgage Corp............................. 5.116% due 07/10/2045(a)    5,000,000    4,016,650
Greenwich Capital Commercial Funding Corp....................... 5.771% due 03/17/2051(a)    4,500,000    3,857,211(d)
Credit Suisse Mortgage Capital Certificates..................... 5.811% due 09/15/2039(a)    7,000,000    3,762,920(d)
GS Mortgage Securities Corp. II................................. 5.232% due 04/10/2038(a)    8,752,000    3,761,855(c)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.056% due 07/12/2035(a)    9,793,000    3,251,668(c) ,(d)
LB UBS Commercial Mortgage Trust................................ 6.462% due 03/15/2031       3,000,000    3,198,630
CS First Boston Mortgage Securities Corp........................ 6.080% due 08/15/2036(a)    3,325,000    3,168,466(d)
LB UBS Commercial Mortgage Trust................................ 7.585% due 03/15/2032(a)    3,091,000    3,136,759(d)
GE Capital Commercial Mortgage Corp............................. 6.55% due 12/10/2035        3,000,000    3,091,101(d)
Bear Stearns Commercial Mortgage Securities..................... 6.000% due 11/11/2035(a)    3,099,999    3,002,665(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.244% due 07/15/2042(a)    4,000,000    2,823,284(d)
Merrill Lynch Mortgage Trust.................................... 5.327% due 02/12/2042(a)    3,675,000    2,755,203(d)
Banc of America Commercial Mortgage, Inc........................ 5.155% due 07/10/2045(a)    4,385,000    2,695,429(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.395% due 10/15/2041(a)    3,493,000    2,666,874(d)
Crown Castle Towers LLC......................................... 6.065% due 11/15/2036(a)    3,000,000    2,666,058(d)
DR Structured Finance Corp...................................... 9.350% due 08/15/2019       2,742,284    2,646,304(c)
CS First Boston Mortgage Securities Corp........................ 6.080% due 08/15/2036(a)    2,700,000    2,535,370
Wachovia Bank Commercial Mortgage Trust......................... 4.990% due 05/15/2044(a)    4,036,500    2,486,908(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.768% due 11/15/2034(a)    2,500,000    2,480,930(d)
LB UBS Commercial Mortgage Trust................................ 5.237% due 09/15/2037       2,500,000    2,355,833(d)
DLJ Commercial Mortgage Corp.................................... 7.600% due 02/18/2031(a)    2,100,000    2,174,577(d)
GS Mortgage Securities Corp. II................................. 5.232% due 04/10/2038(a)    4,275,000    2,135,115(d)
CS First Boston Mortgage Securities Corp........................ 4.783% due 07/15/2036(a)    3,923,000    2,084,419(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.367% due 10/15/2035(a)    2,827,000    2,078,775(d)
Chase Commercial Mortgage Securities Corp....................... 7.480% due 02/12/2016(a)    2,000,000    2,069,258(d)
Merrill Lynch Mortgage Trust.................................... 5.584% due 09/12/2042(a)    3,200,000    1,993,667(d)
GE Capital Commercial Mortgage Corp............................. 5.221% due 05/10/2043(a)    2,972,000    1,970,926
Merrill Lynch Mortgage Trust.................................... 5.416% due 11/12/2037(a)    3,000,000    1,953,960(d)
Mortgage Capital Funding, Inc................................... 6.000% due 03/18/2030(a)    1,954,157    1,949,272
Washington Mutual Alternative Mortgage Pass-Through Certificates 3.766% due 01/25/2047       5,000,598    1,900,227(c) ,(d)
LB UBS Commercial Mortgage Trust................................ 5.350% due 09/15/2040(a)    3,000,000    1,848,639(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.777% due 04/15/2047(a)    4,000,000    1,833,512(d)
American Home Mortgage Assets................................... 3.766% due 03/25/2047       4,000,000    1,800,000(c)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.367% due 08/12/2037(a)    2,910,000    1,756,441(d)
Merrill Lynch Mortgage Trust.................................... 5.207% due 07/12/2038(a)    2,500,000    1,698,858(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.148% due 08/15/2042(a)    2,500,000    1,683,305(d)
LB UBS Commercial Mortgage Trust................................ 5.561% due 02/15/2041(a)    3,000,000    1,628,502(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.752% due 05/15/2047(a)    3,000,000    1,609,242(d)
Merrill Lynch Mortgage Trust.................................... 5.019% due 09/12/2042(a)    3,107,000    1,587,910(d)
First Union National Bank Commercial Mortgage................... 6.155% due 08/15/2033(a)    1,480,000    1,500,776(d)
CS First Boston Mortgage Securities Corp........................ 4.231% due 05/15/2038(a)    2,000,000    1,470,828(d)
Commercial Mortgage Pass-Through Certificates................... 5.540% due 03/10/2039(a)    2,000,000    1,435,864
Wachovia Bank Commercial Mortgage Trust......................... 5.741% due 06/15/2049(a)    3,000,000    1,340,022(d)
Morgan Stanley Capital I........................................ 5.09% due 01/15/2021(a)     1,476,000    1,108,958(d)
Bear Stearns Commercial Mortgage Securities..................... 5.628% due 12/11/2038(a)    2,000,000    1,101,808(d)
Lehman Brothers Floating Rate Commercial Mortgage Trust......... 5.036% due 09/15/2021(a)    1,174,158      927,175(d)
Chase Commercial Mortgage Securities Corp....................... 7.370% due 06/19/2029(a)      849,351      874,956(d)
Ansonia CDO Ltd................................................. 7.149% due 07/28/2046(a)    2,000,000      759,608(c) ,(d)
Ansonia CDO Ltd................................................. 7.445% due 07/28/2046(a)    2,000,000      711,926(c) ,(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.176% due 04/15/2042(a)    1,000,000      706,329(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 6.059% due 02/15/2051         800,000      697,064(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.367% due 10/15/2035(a)    1,000,000      658,721(d)
Commercial Mortgage Pass-Through Certificates................... 5.782% due 12/10/2046(a)    1,000,000      536,030(d)
Credit Suisse Mortgage Capital Certificates..................... 5.436% due 04/15/2021(a)      500,000      411,757(d)
DR Structured Finance Corp...................................... 8.550% due 08/15/2019         453,236      392,049(c)
Merrill Lynch Mortgage Trust.................................... 5.416% due 11/12/2037(a)      579,000      351,543
GE Capital Commercial Mortgage Corp............................. 4.983% due 03/10/2040         100,000       92,795(d)
                                                                                                       ------------
   Total Commercial Mortgage-Backed Securities
     (Cost $449,631,720)........................................                                        393,279,397
                                                                                                       ------------

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

                                                                                   Principal
                                                                                    Amount        Value
                                                                                   --------- ------------
CORPORATE BONDS (6.56%)
Wimar Landco............................................. 7.080% due 03/30/2007    4,000,000    3,900,000
Trustreet Properties, Inc................................ 7.500% due 04/01/2015    3,025,000    3,260,720
Hospitality Properties Trust............................. 9.125% due 07/15/2010    2,500,000    2,736,813
Steinway Musical Instruments............................. 7.000% due 03/01/2014(a) 3,000,000    2,700,000
Rouse Co. LP/TRC Co-Issuer, Inc.......................... 6.750% due 05/01/2013(a) 2,600,000    2,463,097
Cresent Resources TLB.................................... 7.081% due 12/31/2049    3,000,000    2,460,000
Pantry, Inc.............................................. 7.750% due 02/15/2014    2,475,000    2,221,313
Senior Housing Properties Trust.......................... 8.625% due 01/15/2012    1,920,000    2,035,200
Susser Holdings LLC...................................... 10.625% due 12/15/2013   1,800,000    1,845,000
UDR, Inc................................................. 5.5000% due 04/01/2014   1,750,000    1,697,957
Highwoods Properties, Inc................................ 5.850% due 03/15/2017(a) 1,700,000    1,521,612
Denny's Corp./Denny's Holdings, Inc...................... 10.000% due 10/01/2012   1,425,000    1,339,500
Ashton Woods USA LLC/Ashton Woods Finance Co............. 9.500% due 10/01/2015    1,500,000      727,500
DR Structured Finance Corp............................... 8.375% due 08/15/2015      511,477      452,657(c)
DR Structured Finance Corp............................... 6.660% due 08/15/2010      308,697      226,892(c)
                                                                                             ------------
   Total Corporate Bonds
     (Cost $32,014,398)..................................                                      29,588,261
                                                                                             ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (4.45%)
US Treasury Bond......................................... 4.625% due 11/15/2016    6,500,000    7,039,299
Government National Mortgage Association................. 5.917% due 01/16/2047    3,839,214    3,405,758
Government National Mortgage Association................. 5.048% due 01/16/2045    2,543,580    2,056,075
Government National Mortgage Association................. 5.375% due 09/16/2044    2,311,624    1,985,001
Government National Mortgage Association................. 5.473% due 03/16/2046    1,892,339    1,560,922
Government National Mortgage Association................. 5.137% due 11/16/2045    1,879,815    1,480,719
US Treasury Note......................................... 3.875% due 10/31/2012    1,000,000    1,047,813
Government National Mortgage Association................. 5.563% due 03/16/2044    1,231,288    1,035,227
Government National Mortgage Association................. 5.326% due 01/16/2044      615,570      494,693
                                                                                             ------------
   Total United States Government Agencies & Obligations
     (Cost $21,164,271)..................................                                      20,105,507
                                                                                             ------------
TOTAL SECURITIES (98.17%)
  (Cost $502,810,389) (b)................................                                     442,973,165
                                                                                             ------------
OTHER ASSETS, NET OF LIABILITIES (1.83%)                                                        8,239,957
                                                                                             ------------
NET ASSETS (100.00%).....................................                                    $451,213,122
                                                                                             ============

(a)144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2008 was $300,238,241 or 66.54% of net assets.

(b)The cost for federal income tax purposes was $502,810,389. At January 31, 2008 net unrealized depreciation for all securities based on tax cost was $59,837,224. This consisted of aggregate gross unrealized appreciation for all securities of $16,664,013 and aggregate gross unrealized depreciation for all securities of $76,501,237.

(c)Illiquid security.

(d)Fair valued security. At January 31, 2008 fair valued securities represented 65.9% of the Master Fund's net assets. The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

Swap agreements outstanding at January 31, 2008:

                                                                                        Notional   Unrealized
Type                                                                                     Amount   Depreciation
----                                                                                    --------- ------------
Pay a fixed rate equal to 8.19%
Counterparty: JP Morgan
Effective date 11/06/07, Exp. 02/15/51................................................. 5,000,000  (1,557,818)
Pay a fixed rate equal to 5.005% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Morgan Stanley
Effective date 11/05/07, Exp. 11/01/17................................................. 5,000,000    (307,847)
                                                                                                  -----------
Total                                                                                             $(1,865,665)
                                                                                                  ===========

Item 2. Controls and Procedures.

    (a)The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

    (b)There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:   /s/ Daniel Heflin
      ----------------------------------------
      Daniel Heflin
      President and Chief Executive Officer

Date: March 17, 2008

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Daniel Heflin
      ----------------------------------------
      Daniel Heflin
      President and Chief Executive Officer

Date: March 17, 2008

By:   /s/ Jerry Chang
      ----------------------------------------
      Jerry Chang
      Chief Financial Officer

Date: March 17, 2008